UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [X  ];   Amendment Number: 3
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[X ] adds new holding entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 2/17/2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED.

Institutional Investment Manager Filing this Report:

Name: 		Alyeska Investment Group, L.P.

Address:  	77 West Wacker Drive
		7th Floor
		Chicago, IL 60601


Form 13F File Number:    028-13284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Bragg
Title:	CFO
Phone:	(312) 899-7902

Signature, Place, and Date of Signing:

/s/ Jason Bragg			Chicago, IL		September 8, 2009
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		1

Form 13F Information Table Entry Total:  	137

Form 13F Information Table Value Total:  	$898,663
						(thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----
1	028-13417		Alyeska Master Fund, L.P.

							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- ---- ----
ABBOTT LABS		COM			002824100	12,469		233,625		SH		SOLE	1	SOLE
ADVANCE AUTO PARTS INC	COM			00751Y106	9,689		287,929		SH		SOLE	1	SOLE
ALASKA AIR GROUP INC	COM			011659109	5,528		189,008		SH		SOLE	1	SOLE
ALLERGAN INC		COM			018490102	40		70,000		SH	CALL	SOLE	1	SOLE
ALLERGAN INC		COM			018490102	5,480		135,907		SH		SOLE	1	SOLE
ALLIANT TECHSYSTEMS INC	COM			018804104	10,720		125,000		SH		SOLE	1	SOLE
AMERICAN PUBLIC EDUCATN COM			02913V103	231		6,200		SH		SOLE	1	SOLE
ANNALY CAP MGMT INC	COM			035710409	1,190		75,000		SH		SOLE	1	SOLE
BECTON DICKINSON & CO	COM			075887109	3,420		50,000		SH		SOLE	1	SOLE
BEST BUY INC		COM			086516101	7,571		269,325		SH		SOLE	1	SOLE
BRISTOL MYERS SQUIBB CO	COM			110122108	7,125		306,438		SH		SOLE	1	SOLE
BUCYRUS INTL INC NEW	COM			118759109	6,112		330,000		SH		SOLE	1	SOLE
BURGER KING HLDGS INC	COM			121208201	11,859		496,609		SH		SOLE	1	SOLE
CAI INTERNATIONAL INC	COM			12477X106	215		67,980		SH		SOLE	1	SOLE
CARDTRONICS INC		COM			14161H108	293		227,160		SH		SOLE	1	SOLE
CARNIVAL CORP		PAIRED CTF		143658300	2,311		95,028		SH		SOLE	1	SOLE
CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1		165167BZ9	869		1,500,000	PRN		SOLE	1	SOLE
CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1		165167CA3	1,159		2,000,000	PRN		SOLE	1	SOLE
CHINA MED TECHNOLOGIES 	NOTE 4.000% 8/1		169483AC8	4,417		9,500,000	PRN		SOLE	1	SOLE
CHINA MED TECHNOLOGIES 	SPONSORED ADR		169483104	20		200,000		SH	PUT	SOLE	1	SOLE
CIT GROUP INC		COM			125581108	1,020		224,700		SH		SOLE	1	SOLE
CITIGROUP INC		COM			172967101	2,684		400,000		SH		SOLE	1	SOLE
COACH INC		COM			189754104	6,302		303,425		SH		SOLE	1	SOLE
COMPANHIA VALE DR DOCE	SPONSORED ADR		204412209	12		100,000		SH	PUT	SOLE	1	SOLE
COMPANHIA VALE DR DOCE	SPONSORED ADR		204412209	12		300,000		SH	PUT	SOLE	1	SOLE
CONTINENTAL AIRLS INC	NOTE 5.000% 6/1		210795PJ3	12,614		12,000,000	PRN		SOLE	1	SOLE
CONTINENTAL AIRLS INC	CL B			210795308	18		800,000		SH	PUT	SOLE	1	SOLE
COVIDIEN LTD		COM			G2552X108	7,221		199,250		SH		SOLE	1	SOLE
CVS CAREMARK CORP	COM			126650100	10,349		360,078		SH		SOLE	1	SOLE
DANAHER CORP DEL	COM			235851102	11,322		200,000		SH		SOLE	1	SOLE
DATASCOPE CORP		COM			238113104	4,667		89,342		SH		SOLE	1	SOLE
DECKERS OUTDOOR CORP	COM			243537107	8,082		101,187		SH		SOLE	1	SOLE
DEERE & CO		COM			244199105	11,947		311,768		SH		SOLE	1	SOLE
DELTA AIR LINES INC DEL	COM NEW			247361702	6,590		575,000		SH		SOLE	1	SOLE
DISCOVERY COMMUNICATNS	COM SER C		25470F302	797		59,531		SH		SOLE	1	SOLE
DISCOVERY COMMUNICATNS	COM SER A		25470F104	5,804		409,883		SH		SOLE	1	SOLE
DISH NETWORK CORP	CL A			25470M109	5,313		479,100		SH		SOLE	1	SOLE
DOLAN MEDIA CO		COM			25659P402	1,107		168,013		SH		SOLE	1	SOLE
DREAMWORKS ANIMATIN SKG	CL A			26153C103	6,613		261,793		SH		SOLE	1	SOLE
EMBARQ CORP		COM			29078E105	17,074		474,800		SH		SOLE	1	SOLE
ENTERGY CORP NEW	EQUITY UNIT		29364G202	28,449		565,000		SH		SOLE	1	SOLE
ENTERGY CORP NEW	COM			29364G103	83		150,000		SH	PUT	SOLE	1	SOLE
EXPEDIA INC DEL		COM			30212P105	1,530		185,630		SH		SOLE	1	SOLE
GENCO SHIPPING & TRADNG	SHS			Y2685T107	74		5,000		SH		SOLE	1	SOLE
GENENTECH INC		COM NEW			368710406	16,582		200,000		SH		SOLE	1	SOLE
GEN-PROBE INC NEW	COM			36866T103	10,346		241,500		SH		SOLE	1	SOLE
GILEAD SCIENCES INC	COM			375558103	12,616		246,690		SH		SOLE	1	SOLE
GOLDMAN SACHS GROUP INC	COM			38141G104	506		6,000		SH		SOLE	1	SOLE
GOODRICH CORP		COM			382388106	11,106		300,000		SH		SOLE	1	SOLE
GOOGLE INC		CL A			38259P508	2,861		9,300		SH		SOLE	1	SOLE
GRAINGER W W INC	COM			384802104	14,188		179,955		SH		SOLE	1	SOLE
HANESBRANDS INC		COM			410345102	8,505		667,021		SH		SOLE	1	SOLE
HONEYWELL INTL INC	COM			438516106	19,698		600,000		SH		SOLE	1	SOLE
HOSPITALITY PPTYS TR	COM SH BEN INT		44106M102	3,778		254,100		SH		SOLE	1	SOLE
HOST HOTELS & RESORTS	COM			44107P104	2,447		323,281		SH		SOLE	1	SOLE
ILLUMINA INC		COM			452327109	8,069		309,750		SH		SOLE	1	SOLE
IMMUCOR INC		COM			452526106	7,317		275,275		SH		SOLE	1	SOLE
INCYTE CORP		COM			45337C102	223		58,900		SH		SOLE	1	SOLE
INTL GAME TECHNOLOG	COM			459902102	1,569		132,000		SH		SOLE	1	SOLE
INTERPUBLIC GROUP COS	COM			460690100	2,889		729,600		SH		SOLE	1	SOLE
INTERVAL LEISURE GROUP	COM			46113M108	2,365		438,753		SH		SOLE	1	SOLE
ITT CORP NEW		COM			450911102	9,196		199,953		SH		SOLE	1	SOLE
JPMORGAN & CHASE & CO	COM			46625H100	4,099		130,000		SH		SOLE	1	SOLE
K V PHARMACEUTICAL CO	CL A			482740206	1,702		590,978		SH		SOLE	1	SOLE
K12 INC			COM			48273U102	1,362		72,645		SH		SOLE	1	SOLE
KEYCORP NEW		COM			493267108	3,408		400,000		SH		SOLE	1	SOLE
L-3 COMMUNICATINS HLDGS	COM			502424104	7,393		100,200		SH		SOLE	1	SOLE
L-3 COMMUNICATINS HLDGS	COM			502424104	74		50,000		SH	CALL	SOLE	1	SOLE
LEAP WIRELESS INTL INC	COM NEW			521863308	27		500,000		SH	PUT	SOLE	1	SOLE
LENNOX INTL INC		COM			526107107	11,247		348,321		SH		SOLE	1	SOLE
LIVE NATION INC		COM			538034109	3,788		660,000		SH		SOLE	1	SOLE
LOCKHEED MARTIN CORP	COM			539830109	8,408		100,000		SH		SOLE	1	SOLE
LULULEMON ATHLETICA INC	COM			550021109	3,992		503,361		SH		SOLE	1	SOLE
MACROVISION SOLUTIONS	COM			55611C108	3,400		268,750		SH		SOLE	1	SOLE
MACYS INC		COM			55616P104	8,910		860,893		SH		SOLE	1	SOLE
MARRIOTT INTL INC NEW	CL A			571903202	1,167		60,000		SH		SOLE	1	SOLE
MASSEY ENERGY CO	NOTE 3.250% 8/0		576203AJ2	10,186		19,000,000	PRN		SOLE	1	SOLE
MATTEL INC		COM			577081102	6,970		435,638		SH		SOLE	1	SOLE
MCGRAW HILL COS INC	COM			580645109	8,560		369,121		SH		SOLE	1	SOLE
MENTOR CORP MINN	COM			587188103	5,821		188,202		SH		SOLE	1	SOLE
MERRILL LYNCH & CO INC	COM			590188108	24,458		2,021,064	SH		SOLE	1	SOLE
METLIFE INC		COM			59156R108	35		150,000		SH	CALL	SOLE	1	SOLE
METLIFE INC		COM			59156R108	35		120,000		SH	PUT	SOLE	1	SOLE
METLIFE INC		UNIT 02/15/2010		59156R702	15,594		1,590,000	SH		SOLE	1	SOLE
MFA MTG INVTS INC	COM			55272X102	295		50,000		SH		SOLE	1	SOLE
MILLIPORE CORP		COM			601073109	7,321		142,107		SH		SOLE	1	SOLE
MOLSON COORS BREWING CO	CL B			60871R209	3,390		69,300		SH		SOLE	1	SOLE
MOLSON COORS BREWING CO	CL B			60871R209	49		50,000		SH	CALL	SOLE	1	SOLE
MOLSON COORS BREWING CO	CL B			60871R209	49		120,000		SH	CALL	SOLE	1	SOLE
MYLAN INC		COM			628530107	8,065		815,471		SH		SOLE	1	SOLE
NABORS INDS INC		NOTE 0.940% 5/1		629568AP1	5,777		7,000,000	PRN		SOLE	1	SOLE
NATIONAL CITY CORP	COM			635405103	14,104		7,343,024	SH		SOLE	1	SOLE
NATIONWIDE FINL SVCS	CL A			638612101	16,212		310,276		SH		SOLE	1	SOLE
NAVISTAR INTL CORP NEW	COM			63934E108	10,715		501,175		SH		SOLE	1	SOLE
NDS GROUP PLC		SPONSORED ADR		628891103	1,029		17,946		SH		SOLE	1	SOLE
NEW YORK CMNTY BANCORP	COM			649445103	3,837		320,833		SH		SOLE	1	SOLE
NIKE INC		CL B			654106103	3,070		60,197		SH		SOLE	1	SOLE
NRG ENERGY INC		COM			629377508	10,639		456,035		SH		SOLE	1	SOLE
PACTIV CORP		COM			695257105	9,952		400,000		SH		SOLE	1	SOLE
PENSKE AUTOMOTIVE GRP	COM			70959W103	3,958		515,306		SH		SOLE	1	SOLE
PFIZER INC		COM			717081103	14,969		845,248		SH		SOLE	1	SOLE
PINNACLE ENTMT INC	COM			723456109	2,579		335,780		SH		SOLE	1	SOLE
PNC FINL SVCS GROUP INC	COM			693475105	3,126		63,804		SH		SOLE	1	SOLE
POLO RALPH LAUREN CORP	CL A			731572103	5,714		125,825		SH		SOLE	1	SOLE
PSS WORLD MED INC	COM			69366A100	19		200,000		SH	PUT	SOLE	1	SOLE
PUGET ENERGY INC NEW	COM			745310102	54,799		2,009,500	SH		SOLE	1	SOLE
RADIOSHACK CORP		COM			750438103	2,098		175,699		SH		SOLE	1	SOLE
REGAL BELOIT CORP	COM			758750103	15,179		399,554		SH		SOLE	1	SOLE
RESMED INC		COM			761152107	7,568		201,924		SH		SOLE	1	SOLE
ROBBINS & MYERS INC	COM			770196103	690		42,700		SH		SOLE	1	SOLE
ROHM & HAAS CO		COM			775371107	30,895		500,000		SH		SOLE	1	SOLE
ROPER INDS INC NEW	COM			776696106	8,844		203,730		SH		SOLE	1	SOLE
SAFEWAY INC		COM NEW			786514208	10,730		451,396		SH		SOLE	1	SOLE
SANDRIDGE ENERGY INC	COM			80007P307	308		50,000		SH		SOLE	1	SOLE
SEARS HLDGS CORP	COM			812350106	3,900		100,336		SH		SOLE	1	SOLE
SELECT SECTOR SPDR TR	SBI INT-UTILS		81369Y886	5,225		180,000		SH		SOLE	1	SOLE
ST JUDE MED INC		COM			790849103	4,450		135,000		SH		SOLE	1	SOLE
SUPERVALU INC		COM			868536103	6,687		458,000		SH		SOLE	1	SOLE
TCF FINL CORP		COM			872275102	3,808		278,738		SH		SOLE	1	SOLE
TD AMERITRADE HLDG CORP	COM			87236Y108	1,140		80,000		SH		SOLE	1	SOLE
TEVA PHARMACEUTICL INDS	ADR			881624209	43		120,000		SH	CALL	SOLE	1	SOLE
TEVA PHARMACEUTICL INDS	ADR			881624209	1,920		45,100		SH		SOLE	1	SOLE
TICKETMASTER ENTMT INC	COM			88633P302	251		39,111		SH		SOLE	1	SOLE
TIME WARNER CABLE INC	CL A			88732J108	3,406		158,799		SH		SOLE	1	SOLE
TYSON FOODS INC		NOTE 3.250%10/1		902494AP8	9,970		12,300,000	PRN		SOLE	1	SOLE
UNITED TECHNOLOGIES	COM			913017109	10,720		200,000		SH		SOLE	1	SOLE
URBAN OUTFITTERS INC	COM			917047102	9,159		611,399		SH		SOLE	1	SOLE
US BANCORP DEL		COM NEW			902973304	2,251		90,000		SH		SOLE	1	SOLE
UST INC			COM			902911106	12,142		175,000		SH		SOLE	1	SOLE
VALE CAP LTD		NT RIO CV VALE		91912C208	14,113		522,000		SH		SOLE	1	SOLE
VIACOM INC NEW		CL B			92553P201	5,181		271,848		SH		SOLE	1	SOLE
WACHOVIA CORP NEW	COM			929903102	21,848		3,722,300	SH		SOLE	1	SOLE
WASTE CONNECTIONS INC	COM			941053100	2,773		87,831		SH		SOLE	1	SOLE
WELLS FARGO & CO NEW	COM			949746101	5,897		200,045		SH		SOLE	1	SOLE
WESTAR ENERGY INC	COM			95709T100	1,846		90,006		SH		SOLE	1	SOLE
WMS INDS INC		COM			929297109	788		29,300		SH		SOLE	1	SOLE
WRIGHT MED GROUP INC	COM			98235T107	9,868		483,000		SH		SOLE	1	SOLE
